Warrants	6 Months Ended
Sep. 30, 2021
Warrants [Abstract]
Warrants	Warrants
There were no warrants issued or exercised in the six months to September 30, 2021.
The outstanding warrants as of September 30, 2021 amount to 30,735,950 with a fair value of EUR17.2 million. There were no outstanding warrants in the comparative periods presented as of September 30, 2019.
The Company has employed a Black-Scholes pricing model to estimate the fair value of the Private Warrants issued on August 28, 2020, notably the fair value of the call option inherent in the Private Warrants, using as key inputs the Company’s share price, risk-free rate, implied Public Warrant volatility, the warrants’ maturity, and the Public Warrants’ market price, categorized as Level 2 in the fair value hierarchy (fair value EUR6.6 million). The Company measured the public warrants at fair value by using the Euro equivalent of the closing price of warrants at NASDAQ, categorized as Level 1 in the fair value hierarchy (fair value EUR10.7 million).

	Six months ended September 30
Number of warrants	2021	2020 Restated	2019
Opening balance as of April 1	30,735,950	—	—
Issuance of warrants	—	30,849,974	—
Exercises of warrants	—	—	—
Closing balance as of September 30	30,735,950	30,849,974	—

	Three months ended September 30
Number of warrants	2021	2020 Restated	2019
Opening balance as of July 1	30,735,950	—	—
Issuance of warrants	—	30,849,974	—
Exercises of warrants	—	—	—
Closing balance as of September 30	30,735,950	30,849,974	—

(EUR thousand)	Six months ended September 30
Warrant liabilities	2021	2020 Restated	2019
Opening balance as of April 1	30,979	—	—
Issuance of warrants	—	20,196	—
Exercises of warrants	—	—	—
Change in fair value of warrants	(13,735)	(1,921)
Closing balance as of September 30	17,244	18,275	—

(EUR thousand)	Three months ended September 30
Warrant liabilities	2021	2020 Restated	2019
Opening balance as of July 1	41,728	—	—
Issuance of warrants	—	20,196	—
Exercises of warrants	—	—	—
Change in fair value of warrants	(24,484)	(1,921)
Closing balance as of September 30	17,244	18,275	—